Condensed Consolidated Interim Statements of Changes in Equity - EUR (€) € in Thousands	Total	Issued Capital [member]	Share Premium [member]	Foreign Currency Translation Reserve [member]	Share-based Payment Reserve [member]	Accumulated Deficit [member]
Equity at Dec. 31, 2017	€ 187,211	€ 4,967	€ 422,675	€ (14)	€ 22,793	€ (263,210)
Statement [LineItems]
Loss for the period	(64,152)					(64,152)
Other comprehensive income / (loss), net of tax	(7)			(7)
Total comprehensive income / (loss)	(64,159)			(7)		(64,152)
Share-based payment (Note 6)	8,901				8,901
Capital increase	213,390	652	212,738
Cost of capital increase	(13,118)		(13,118)
Equity at Jun. 30, 2018	332,225	5,619	622,295	(21)	31,694	(327,362)
Equity at Dec. 31, 2018	280,050	5,659	625,250	3	42,445	(393,307)
Statement [LineItems]
Loss for the period	(112,541)					(112,541)
Other comprehensive income / (loss), net of tax	(35)			(35)
Total comprehensive income / (loss)	(112,576)			(35)		(112,541)
Share-based payment (Note 6)	18,130				18,130
Capital increase	521,172	725	520,447
Cost of capital increase	(31,701)		(31,701)
Equity at Jun. 30, 2019	€ 675,075	€ 6,384	€ 1,113,996	€ (32)	€ 60,575	€ (505,848)